Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Operating losses, expiring year	2043
Capital loss carry forward	$ 19,072,271	$ 19,596,218